Note 4 - Principal Financing Arrangements - Principal Financing Arrangements (Details) - USD ($)	Jan. 31, 2016	Apr. 30, 2015
Total Debt	$ 1,817,733	$ 1,800,928
Secured lender
Total Debt	$ 1,156,863	1,146,860
Interest Rate, min	8.00%
Related Party Notes
Total Debt	$ 15,000	16,048
Interest Rate, min	8.00%
Long term notes payables
Total Debt	$ 533,066	533,066
Interest Rate, min	2.00%
Interest Rate, max	3.00%
Long term notes payable - related parties
Total Debt	$ 20,000	20,000
Interest Rate, min	2.00%
Interest Rate, max	3.00%
Other Notes Payable [Member]
Total Debt	$ 48,980	39,150
Interest Rate, min	0.00%
Interest Rate, max	1000.00%
Due to bank [Member]
Total Debt	$ 43,824	$ 45,804
Interest Rate, min	5.50%